Note 14 - Stock Compensation Plans (Details Textual) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2023	May 31, 2018	May 31, 2013	Mar. 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Stock Ownership Plan (ESOP), Compensation Expense					$ 150,000	$ 343,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)	$ 3.26
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	2.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.42%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)	6 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	20.35%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value						2,100,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value						1,900,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)				10 years	10 years
Share-Based Payment Arrangement, Expense, after Tax					$ 70,000	44,000
Share-Based Payment Arrangement, Expense, Tax Benefit					$ 5,000	2,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					4 years 4 months 24 days
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount					$ 352,000
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)				5 years	5 years
The 2013 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years
The 2018 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		155,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)					5 years
Share-Based Payment Arrangement, Expense, after Tax					$ 155,000		$ 124,000
Share-Based Payment Arrangement, Expense, Tax Benefit					33,000	$ 26,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 709,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					4 years 4 months 24 days
The 2018 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		38,750
Percentage of Shares May Be Granted As Restricted Stock Awards		25.00%
The 2018 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		116,250
The 2023 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	175,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					10,500
The 2023 Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	43,750
Percentage of Shares May Be Granted As Restricted Stock Awards	25.00%
The 2023 Stock Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	131,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					36,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in shares)					224,033
The 2018 and 2023 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)					45,000
The 2008 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)					0
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP (in shares)					11,320	16,000
Employee Stock Ownership Plan (ESOP), Compensation Expense					$ 73,000	$ 99,000